TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2019
TRANSACTIONS WITH RELATED PARTIES
TRANSACTIONS WITH RELATED PARTIES

NOTE 43 - TRANSACTIONS WITH RELATED PARTIES

The Company's transactions with its subsidiaries, affiliates, special purpose entities and governmental entities are carried out at prices and conditions defined by the parties, which take into consideration the conditions that could be practiced in the market with unrelated parties, when applicable. Among the main transactions with related parties, we highlight loans and financing granted established under the conditions mentioned and/or in accordance with specific legislation on the subject.

43.1 - Main transactions in 2019

Name of the Parties	Operation Date	Contract Purpose	Transaction Amount

Eletrobras, Madeira Energia S/A, Santo Antônio S/A and BNDES	01/28/2019	Increase in the amount of the guarantee caused by an increase in the shareholding from 42.46% to 43.05% of the subsidiary Furnas in the capital of Santo Antônio S/A.	57,437

Furnas and Foz do Chapecó Energia S/A	07/03/2019	Energy Commercialization Contract in the Free Contracting Environment - CCEAL, in which Furnas is a seller and Foz do Chapecó Energia S/A buyer	171,100

Eletrobras, Eólicas Hermenegildo, I, II, III and Chuí IX, BNDES, Caixa Econômica Federal and Banco de Desenvolvimento Regional do Extremo Sul	07/25/2019	Guarantee constitution through escrow account	100,000

Eletrobras, Furnas, Chesf, Eletronuclear, Eletronorte, Eletrosul, Amazonas GT and CGTEE	09/20/2019	Human Resources Sharing and Infrastructure Associated with the Operation of the Eletrobras System Shared Services Center	533,475

Eletrobras and Petrobras	09/20/2019	Amendments to IADs and Other Covenants were signed, referring to debts confessed in 2014 and 2018 by Eletrobras, as well as the new celebration of two autonomous IADs, between Eletrobras (Devedora) and Petrobras (Credora). These additives and new autonomous IADs aim to adopt the early maturity clause to replace Eletrobras' obligation to present real guarantees. Interest rates charged: IADs 2014: 100% of the Selic Rate; IAD 2018-2: 124.75% of the CDI.	739,000
Furnas and Petrobras	12/06/2019	Energy Commercialization Contract in the Free Contracting Environment - CCEAL, in which Furnas is a seller and Petrobras is a buyer	66,100
Furnas and Energia Sustentável do Brasil S.A.	12/06/2019	Energy Commercialization Contract in the Free Contracting Environment - CCEAL, in which Furnas is a seller and Energia Sustentável do Brasil S.A. buyer	91,700

43.2 - Transactions with Governmental Entities

In addition to operations with the Federal Government, Eletrobras maintains transactions with other governmental entities, under common control, in the course of its operations. The balances of the main transactions with these entities are summarized below:

	12/31/2019		12/31/2018
NATURE OF THE OPERATION	ASSETS	LIABILITIES	ASSETS	LIABILITIES	INCOME
Customers	(Revised)
Federal Government	—	—	68,743	—	—
Reimbursement obligations
Federal Government	5,464,005	—	6,256,311	—	—

Loans and financing payable
Federal Government - FIDC	—	—	—	672,492	—
Federal Government - Banco do Brasil	—	3,581,431	—	4,696,971	—
Federal Government - Caixa Econômica Federal (a.2)	—	6,193,508	—	7,579,121	—
Federal Government - BNDES (a.1)	—	6,111,435	—	6,595,405	—
Federal Government - Global Reversal Reserve (a.3)	—	863,645	—	5,802,847	—
Federal Government - BR Distribuidora (d)	—	—	—	1,047,221	—
Federal Government - Petrobras (c)	—	8,928,835	—	—	—

Suppliers ( c )
Poder Público Federal - BR Distribuidora (d)	—	—	—	3,081,505	—

Reimbursement obligations (b)
National Treasury - Itaipu	—	5,492,860	—	3,167,188	—

Service provision revenue
Federal Government	—	—	—	—	129,861
Federal Government

Total	5,464,005	31,171,714	6,325,054	32,642,750	129,861

The following are the conditions of the main transactions with other government entities:

a)    Loans and financing payable:

Applications at the Angra 3 Plant

a.1)  Loan between the National Bank for Economic and Social Development (BNDES) and Eletronuclear: Financing contract between BNDES and Eletronuclear, with Eletrobras intervening to implement the Angra 3 plant.

a.2)  Loan between CEF and Eletronuclear: Contract between Eletronuclear and CEF (main contract) for complementary financing of Angra 3, regarding the importation of equipment and services.

Global Reversal Reserve (RGR)

a.3)  The Company was responsible for the management of sector resources of RGR and others. In accordance with Law No. 13,360/2016, regulated by Decree No. 9,022/2017, and ANEEL Order No. 1,079, of April 18, 2017, the responsibility for the budget, management and movement of these Sector Funds was transferred to CCEE, since May 1, 2017.

Loan guarantee:

Eletrobras' interest as guarantor of loans taken by its subsidiaries can be seen in more detail in note 21.

b)    Reimbursement obligations - Itaipu: Indemnifiable financial assets arising from the Itaipu concession, further details in note 16, item b.

c)    Petrobras Operations: With the sale of the subsidiary Amazonas Distribuidora, the assignment of rights of Amazonas Energia to Eletrobras regarding the CCC and the Energy Development Account (CDE), recognized in the Distributor's Financial Statements, became effective. Eletrobras assumed obligations in equivalent amounts as loans acquired, pursuant to conditions set forth in CPPI Resolution No. 20 of November 8, 2017 and subsequent amendments.

d)    BR Distribuidora: BR Distribuidora announced to the market on July 29, 2019, that Petróleo Brasileiro S.A. (Petrobras) settled the Public Offering of Secondary Distribution of Common Shares of the Company, which ceased to be the controlling shareholder of BR Distribuidora, thus ceasing to have joint control with Eletrobras.

43.3 - Transactions with associates and jointly controlled entities

The consolidated business transactions and related party balances are summarized below:

	Balance and Transactions per Nature
	12/31/2019			12/31/2018
	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME
Customers	55,835	—	—	53,253	—	—
Accounts receivable	16,793	—	—	5,232	—	—
Advance for future capital increase	181,257	—	—	709,666	—	—
Dividends / JCP receivable	205,540	—	—	196,831	—	—
Loans and financing	5,865,035	—	—	8,121,455	—	—
Other assets	162,770	—	—	17,582	—	—
Suppliers	—	34,979	—	—	399,716	—
Provisions	—	818,164	—	—	1,213,161	—
Contributions payable - sponsor	—	14,875	—	—	29,336	—
Accounts payable	—	820	—	—	1,742	—
Other liabilities	—	1,999	—	—	2,153	—
Revenue from generation	—	—	2,729	—	—	—
Revenue from the use of electric energy	—	—	598,102	—	—	358,971
Revenue from the sale of energy	—	—	81,576	—	—	78,623
Revenue from service provision	—	—	114,824	—	—	104,076
Other revenues	—	—	1,380	—	—	370,824
Energy purchased for resale	—	—	(748,229)	—	—	(278,309)
Fees for the use of the network	—	—	(107,885)	—	—	(93,804)
Contributions of the sponsor	—	—	—	—	—	(17,928)
Charges	—	—	(4,078)	—	—	(3,393)
Other expenses	—	—	(328)	—	—	(158,281)
Revenue from interest, fees, charges and exchange variation	—	—	762,311	—	—	1,954,072
Financial revenue	—	—	6,308	—	—	178,325
Financial expenses	—	—	(4)	—	—	(10)
TOTAL	6,487,230	870,837	706,706	9,104,019	1,646,109	2,493,165

	Balance and Transactions per Entity
	12/31/2019			12/31/2018
	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME
AETE	—	—	—	203	120	882
Baguari	362	—	435	363	—	449
Baraúnas I	—	—	—	12	—	—
Baraúnas II	—	—	—	—	248	(1,674)
Belo Monte Transmissora SPE S.A	14,363	2,664	(36,491)	15,328	2,083	34,228
Bom Jesus Eólica S.A.	—	—	—	—	—	1,031
Brasil Ventos Energia S.A.	—	—	—	250,987	16,875	8
Brasnorte	—	—	—	14	65	162
Brasventos Eolo	—	—	—	231	—	1,898
Brasventos Miassaba	—	—	—	172	99	2,366
Banda de Couro	—	—	—	—	—	(166)
Cachoeira Eólica S.A	—	—	—	—	—	1,050
Caldas Novas	1,248	2	467	1,055	2	640
Carnaúba I Eólica S.A.	—	—	—	—	—	1,985
Carnaúba II Eólica S.A	—	—	—	—	—	1,972
Carnaúba III Eólica S.A.	—	—	—	—	—	1,375
Carnaúba V Eólica S.A.	—	—	—	—	—	2,283
CEB Lajeado	19,589	—	—	11,102	—	—
CEEE-D	12,490	—	955	16,077	—	1,235
Centrais Eolica Famosa I S.A.	—	—	—	—	—	738
Centrais Eolica Pau Brasil S.A.	—	—	—	—	—	692
Centrais Eolica Rosada S.A.	—	—	—	—	—	1,115
Centrais Eolica São Paulo S.A.	—	—	—	—	—	765
Centroeste	—	—	—	75	41	(118)
Cervantes I Eólica S.A.	—	—	—	—	—	1,416
Cervantes II Eólica S.A.	—	—	—	—	—	991
Chapecoense	29,830	—	—	27,197	—	—
Cia Hidrel Teles Pires	6,371	9,560	(179,165)	6,550	18,348	(160,703)
CSE Centro de Soluções Estratégicas S.A	—	—	—	649	—	1,320
Eletros (a)	—	833,039	(4,078)	—	1,225,622	(21,321)
EMAE	4,456	—	—	10,813	—	—

	Balance and Transactions per Entity
	12/31/2019			12/31/2018
	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME
	(Revised)
Empresa de Energia São Manuel S.A.	1,339	3,346	(25,486)	141	4,920	8,584
Energia Olímpica S.A.	428	—	93	428	—	—
Enerpeixe	12,792	3,387	(33,769)	16,950	404	(138)
EAPSA - Energética Águas da Pedra S.A.	—	—	—	513	—	2,690
Eólica Ibirapuitã S.A	—	—	—	25	—	—
Equatorial Maranhão D	38,936	—	10,337	115,722	—	12,168
ESBR	152,431	13,592	(245,174)	351,359	368,698	—
ETAU	—	—	—	—	—	53,079
Foz do Chapecó	879	—	10,738	901	—	11,028
Fronteira Oeste (FOTE)	41,325	—	682	13,015	—	535
Goiás Transmissão	11,668	131	(1,705)	11,985	135	(1,660)
IE Garanhuns	—	269	(3,624)	—	301	(3,340)
IE Madeira	—	2,668	(36,571)	—	3,898	(61,612)
Itaipu (b)	5,874,600	—	751,019	7,991,589	—	1,940,668
Inhambari	—	—	—	—	—	(88)
Lagoa Azul Transmissora	130	10	116	2,614	10	(8,292)
Lajeado Energia	23,975	—	—	11,278	—	—
Livramento	1,770	—	1,160	—	—	—
Luziânia Niquelândia Transmissora	—	—	—	8	10	(73)
Madeira Energia	—	—	—	—	—	216,530
Manaus Construção	—	—	—	9,178	—	—
Manaus Transmissão	—	—	—	1,067	1,329	(12,672)
Manaus Construtora	9,178	—	—	—	—	—
Mata de Santa Genebra	—	—	—	1	—	(120,645)
MGE Transmissão	5,634	75	(810)	5,633	53	(733)
Norte Brasil Transmissora	100	663	(8,622)	99	1,064	11,414
Norte Energia (Belo Monte)	29,270	—	267,014	22,215	—	137,239
Paranaíba Transmissora de Energia S.A.	5,985	341	(3,963)	8,567	399	(3,742)
Paulista Lajeado	—	—	—	15,223	—	—
Pedra Branca	—	—	—	17	—	33
Pitimbu Eólica S.A	—	—	—	—	—	1,454
Punaú I Eólica S.A.	—	—	—	—	—	1,744
Rei dos Ventos 3 Geradora de Energia S.A.	—	—	—	151	—	2,001
Retiro Baixo	7,582	—	—	6,841	—	—
S. Pedro do Lago	—	—	—	14	—	—
Santo Antônio Energia	18,397	—	222,851	19,446	—	224,896
São Caetano Eólica S.A	—	—	—	—	—	1,260
São Caetano I Eólica S.A	—	—	—	—	—	1,058
São Galvão Eólica S.A.	—	—	—	—	—	195
Serra Facão Energia	45	—	93	—	—	156
Sete Gameleiras	—	—	—	14	—	—
SINOP	914	388	(3,310)	2,515	—	158,716
STN	346	529	(3,462)	322	580	(2,512)
TDG	2,901	62	1,954	101,241	79	1,852
Tijoa Participações e Investimentos S.A	873	—	16,985	17,505	—	10,951
TME - Transmissora Matogrossense de Energia	—	—	—	12	190	(1,536)
Trans. São Paulo	17,271	24	(282)	18,031	37	(286)
Transenergia Renovável	4,492	—	(527)	—	45	(539)
Transirape	—	—	—	—	77	(1,505)
Transleste	—	—	—	—	125	(2,074)
Transnorte	—	13	562	61	20	533
Transudeste	—	—	—	216	77	(1,189)
Triângulo Mineiro Trans. S.A.	—	—	—	11	71	40,161
TSBE - Transmissora Sul Brasileira de Energia S.A.	105	4	6,288	—	—	—
TSLE - Transmissora Sul Litorânea de Energia S.A.	8,075	7	1,964	8,700	8	1,289
Teles Pires Participações	—	—	—	—	—	1
Vale do São Bartolomeu Transmissora de Energia S.A.	1,262	63	31	1,523	75	947
Vamcruz Participações S.A.	125,818	—	—	8,059	—	—
TOTAL	6,487,230	870,837	706,706	9,104,019	1,646,109	2,493,165

	Balance and Transactions per Entity
	12/31/2019			12/31/2018
	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME
		(Revised)
Luziânia Niquelândia Transmissora	—	—	—	8	10	(73)
Madeira Energia	—	—	—	—	—	216,530
Manaus Construção	—	—	—	9,178	—	—
Manaus Transmissão	—	—	—	1,067	1,329	(12,672)
Manaus Construtora	9,178	—	—	—	—	—
Mata de Santa Genebra	—	—	—	1	—	(120,645)
MGE Transmissão	5,634	75	(810)	5,633	53	(733)
Norte Brasil Transmissora	100	663	(8,622)	99	1,064	11,414
Norte Energia (Belo Monte)	29,270	—	267,014	22,215	—	137,239
Paranaíba Transmissora de Energia S.A.	5,985	341	(3,963)	8,567	399	(3,742)
Paulista Lajeado	—	—	—	15,223	—	—
Pedra Branca	—	—	—	17	—	33
Pitimbu Eólica S.A	—	—	—	—	—	1,454
Punaú I Eólica S.A.	—	—	—	—	—	1,744
Rei dos Ventos 3 Geradora de Energia S.A.	—	—	—	151	—	2,001
Retiro Baixo	7,582	—	—	6,841	—	—
S. Pedro do Lago	—	—	—	14	—	—
Santo Antônio Energia	18,397	—	222,851	19,446	—	224,896
São Caetano Eólica S.A	—	—	—	—	—	1,260
São Caetano I Eólica S.A	—	—	—	—	—	1,058
São Galvão Eólica S.A.	—	—	—	—	—	195
Serra Facão Energia	45	—	93	—	—	156
Sete Gameleiras	—	—	—	14	—	—
SINOP	914	388	(3,310)	2,515	—	158,716
STN	346	529	(3,462)	322	580	(2,512)
TDG	2,901	62	1,954	101,241	79	1,852
Tijoa Participações e Investimentos S.A	873	—	16,985	17,505	—	10,951
TME - Transmissora Matogrossense de Energia	—	—	—	12	190	(1,536)
Trans. São Paulo	17,271	24	(282)	18,031	37	(286)
Transenergia Renovável	4,492	—	(527)	—	45	(539)
Transirape	—	—	—	—	77	(1,505)
Transleste	—	—	—	—	125	(2,074)
Transnorte	—	13	562	61	20	533
Transudeste	—	—	—	216	77	(1,189)
Triângulo Mineiro Trans. S.A.	—	—	—	11	71	40,161
TSBE - Transmissora Sul Brasileira de Energia S.A.	105	4	6,288	—	—	—
TSLE - Transmissora Sul Litorânea de Energia S.A.	8,075	7	1,964	8,700	8	1,289
Teles Pires Participações	—	—	—	—	—	1
Vale do São Bartolomeu Transmissora de Energia S.A.	1,262	63	31	1,523	75	947
Vamcruz Participações S.A.	125,818	—	—	8,059	—	—
TOTAL	6,487,230	870,837	706,706	9,104,019	1,646,109	2,511,094

The following are the conditions of the main transactions made with the related parties of the consolidated:

a)	Eletros - Fundação Eletrobras de Seguridade Social: As of December 31, 2019, the balance of provisions for employee benefits totals R$ 833,039 (R$ 1,225,622 as of December 31, 2018).
b)

Itaipu: Linked to the Loan described in note 8, interest income, commissions, fees and exchange variation mainly derive from financial charges and exchange variation arising from Itaipu operations, details of which can be observed in note 16.

43.3.1 - Below are the main conditions of significant transactions concerning the use of a transmission network, purchase of energy or provision of services:

STN – Sistema de Transmissão do Nordeste S.A.: Service contracts related to the maintenance of the transmission line, as well as charging for the use of the transmission system network;

Energia Sustentável do Brasil S.A.: Contracts entered into for the availability of the power transmission and purchase system, as well as the bilateral ACL contract, concerning the purchase of energy, effective on 03/01/2013 and ending on 01/15/2035, with average contracted volume of 107.596 Mw;

TDG – Transmissora Delmiro Gouveia S.A.: Contracts entered into for the provision of services and capital advances, as well as charging for the use of the transmission system network;

Norte Energia S.A.: Contract to provide maintenance and operation services for Belo Monte and Pimentel plants, and provision of transmission networks;

Interligação Elétrica Garanhuns S.A.: Contracts entered into for the provision and use of the transmission system; and

Companhia Hidrelétrica Teles Pires S.A.: Contracts entered into for the availability of the transmission system and the purchase of energy, as well as for charging for the use of the transmission system network.

Information on loans granted by Eletrobras to its subsidiaries, jointly-owned subsidiaries and affiliates is presented in note 9.